Operating expenses - Schedule of Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Other non recurring expenses	€ 0	€ (12)
Other non recurring income	0	5
Total other operating income and expenses	€ 0	€ (7)